STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical)	9 Months Ended
Dec. 31, 2021 shares
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT)
Sale of Private Placement Units	557,000